INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Intangible assets
Cost	$ 75,288	$ 37,332
Accumulated amortization	(12,142)	(6,350)
Additions, at cost	2,558,211	36,556
Amortization current period	(22,270)	(5,566)
Intangible assets, net	$ 2,599,087	$ 61,972